Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net
Schedule of intangible assets, net

			Weighted Average
			Remaining
			Amortization
	As of December 31,		Period in Years
	2022	2023
	$	$
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	0.25
License agreements with SINA	80,660,000	80,660,000	0.25
Computer software licenses	1,841,885	139,394	0.94

Total intangible assets, gross	189,291,885	187,589,394	0.26

Less: Accumulated amortization
Advertising agency agreement with SINA	99,725,921	105,780,844
License agreements with SINA	75,405,899	79,909,416
Computer software licenses	1,701,890	109,064

Total accumulated amortization	176,833,710	185,799,324

Total intangible assets, net	12,458,175	1,790,070